Minimum Future Rentals Receivable on Non-Cancelable Operating Leases (Detail) (Operating Leases, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Operating Leases
Schedule of Operating Leases [Line Items]
2014	¥ 161,107
2015	104,535
2016	73,155
2017	48,220
2018	28,474
Thereafter	51,218
Total	¥ 466,709